Shareholders' equity - Subscribed and paid-in capital (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 MXN ($) shares	Dec. 31, 2021 MXN ($) shares	Jun. 11, 2021 shares	Dec. 31, 2020 MXN ($) shares	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Contributed Capital	$ 15,293	$ 297,782	$ 297,782		$ 300,822
Series B Class I
Disclosure of classes of share capital [line items]
Number of Shares, outstanding | shares	340,345,556	340,345,556	340,345,556		340,345,556
Contributed Capital | $		$ 262,447	$ 262,447		$ 262,447
Series BB Class I
Disclosure of classes of share capital [line items]
Number of Shares, outstanding | shares	49,766,000	49,766,000	49,766,000		49,766,000
Contributed Capital | $		$ 38,375	$ 38,375		$ 38,375
Treasury Series B Class I
Disclosure of classes of share capital [line items]
Number of Shares, held in treasury | shares	(3,942,131)	(3,942,131)		(49,766,000)
Contributed capital, held in treasury | $		$ (3,040)	$ (3,040)
Common stock
Disclosure of classes of share capital [line items]
Number of Shares, outstanding | shares	386,169,425	386,169,425	386,169,425		390,111,556	391,300,815
Contributed Capital | $		$ 297,782	$ 297,782		$ 300,822